PROPERTY AND EQUIPMENT, NET (Details) - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
PROPERTY AND EQUIPMENT, NET
Gross carrying amount	$ 165,634	$ 149,445
Less: accumulated depreciation	(57,318)	(31,815)
Property and equipment, net	108,316	117,630
Depreciation expenses on property and equipment	25,792	15,647	$ 8,012
Computers and equipment
PROPERTY AND EQUIPMENT, NET
Gross carrying amount	60,039	56,175
Less: accumulated depreciation	(17,295)	(8,289)
Furniture and fixtures
PROPERTY AND EQUIPMENT, NET
Gross carrying amount	34,704	34,588
Less: accumulated depreciation	(13,738)	(6,234)
Office equipment
PROPERTY AND EQUIPMENT, NET
Gross carrying amount	42,276	29,938
Less: accumulated depreciation	(24,282)	(16,241)
Office building
PROPERTY AND EQUIPMENT, NET
Gross carrying amount	27,983	28,110
Less: accumulated depreciation	(1,403)	(519)
Vehicle
PROPERTY AND EQUIPMENT, NET
Gross carrying amount	632	634
Less: accumulated depreciation	$ (600)	$ (532)